Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

The following table details the balance in accrued liabilities (in thousands):

	March 31, 2025	December 31, 2024
Payroll related accruals	$2,472	$2,613
Accrued legal and professional fees	1,096	886
Accrued legal settlement	917	2,467
Accrued taxes	208	110
Accrued interest	1,117	366
Other	1,657	1,704
Total accrued liabilities	$7,467	$8,146

The following table details the balance in accrued liabilities (dollars in thousands):

	December 31,
	2024	2023
Accrued gateway fees	$-	$2,356
Payroll related accruals	2,613	1,235
Accrued legal and professional fees	886	1,342
Accrued legal settlements	2,467	-
Accrued taxes	110	528
Accrued convertible note interest	366	-
Other	1,704	294
Total accrued liabilities	$8,146	$5,755